Share based compensation (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2015 $ / shares shares	Oct. 31, 2013 $ / shares	Oct. 31, 2013 kr / shares	Nov. 30, 2011 $ / shares	Nov. 30, 2011 kr / shares	Nov. 30, 2010 $ / shares	Nov. 30, 2010 kr / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares	Dec. 31, 2012 kr / shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted recognized as personnel expenses | $								$ 7,000,000	$ 7,000,000	$ 7,000,000
Vesting period						12 months	12 months
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		13 months	13 months	18 months	18 months
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		25 months	25 months	36 months	36 months
Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		37 months	37 months	48 months	48 months
Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		49 months	49 months	60 months	60 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs | $								$ 9,000,000
Period for recognizing unrecognized costs								1 year
Vesting period								3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to Americans, exercise price (in currency per share) | (per share)						$ 31.40	kr 192.90
Options granted to non-Americans, exercise price (in currency per share) | (per share)						$ 31.06	kr 185.20
Options, exercise price (in currency per share) | (per share)	$ 93.70			$ 34.68	kr 202.10
Weighted average grant-date fair value of options granted (in USD per share) | $ / shares		$ 10.23								$ 3.33	$ 10.23
Risk-free interest rate (as percent)										1.60%
Volatility (as percent)										34.80%
Dividend yield (as percent)										0.00%
Vesting of options granted (as percent)										100.00%
Options, weighted average remaining contractual life								9 months	34 months
Total intrinsic value of options exercised | $								$ 0	$ 0	$ 0
Intrinsic value of options fully vested but not exercised | $								$ 0
Stock Options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%	25.00%	25.00%	25.00%	25.00%	20.00%	20.00%
Stock Options | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%	25.00%	25.00%	25.00%	25.00%
Stock Options | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%	25.00%	25.00%	25.00%	25.00%
Stock Options | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%	25.00%	25.00%	25.00%	25.00%
Stock Options | Seadrill Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	2,015,171							537,500	947,500	2,015,171			2,241,116
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price (in currency per share) | kr / shares			kr 249
Options, exercise price range, lower range limit (in currency per share) | kr / shares												kr 205.30
Stock Options | Minimum | Seadrill Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price (in currency per share) | kr / shares			kr 273
Options, exercise price range, upper range limit (in currency per share) | kr / shares												kr 224.53
Stock Options | Maximum | Seadrill Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								5 years